Derivative Instruments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Derivative Instruments
22.	Derivative Instruments
(1) Currency and interes
t rate
swap contracts under cash
flow
hedge accounting as of December 31, 2022 are as follows:

(In millions of won and thousands of U.S. dollars)
Borrowing date	Hedging Instrument (Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20, 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000 )	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027

Apr. 16, 2018	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 500,000 )	Foreign currency risk	The Export-Import Bank of Korea and three other banks	Apr. 16, 2018 ~ Apr. 16, 2023

Mar. 4, 2020	Floating-to-fixed cross-currency interest rate swap (U.S. dollar-denominated bonds face value of USD 300,000 )	Foreign currency risk and Interest rate risk	Citibank	Mar. 4, 2020 ~ Jun. 4, 2025

Aug. 13, 2018	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Citibank	Aug. 13, 2018 ~ Aug. 13, 2023

Dec. 19, 2018	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 12,500 )	Interest rate risk	Credit Agricole CIB	Mar.19, 2019 ~ Dec.14, 2023

(2)
SK Broadband Co., Ltd., a subsidiary of the Parent Company, entered into Total Return Swap(TRS) contract amou
n
ting to ￦270,000 million and ￦64,000 million with beneficiary certificates as underlying asset with IGIS Professional Investment Type Private Real Estate Investment Trust No. 156 and Hana Professional

Alternative Investment Type Private Real Estate Investment Trust No. 62, respectively. The contracts consist of the settlement of the difference resulting from the change in the value of the real estate on the maturity date of the contract and the settlement of the difference between the dividend and the standard dividend during the contract period. Each contract expires in November 2025 and September 2024, respectively. SK Broadband Co., Ltd. has an obligation to guarantee fixed rate of returns to the other party to each contract. SK Broadband Co., Ltd. recognized derivative financial assets of ￦20,631 million and ￦6,988 million for TRS as of December 31, 2022 and 2021, respectively.
Derivative
financial assets were measured using the discounted present value methods for estimated future cash flows.

(3)
In relation to the business acquisition by SK Broadband Co., Ltd. for the year ended December 31, 2020 the Parent Company has entered into a shareholders’ agreement with the shareholders of the acquirees. Pursuant to the agreement, when certain conditions are met within a period of time subsequent to the merger, the shareholders of the acquirees can exercise their drag-along rights and require the Parent Company to sell its shares in SK Broadband Co., Ltd. Should the shareholders exercise their drag-along rights, the Parent Company also can exercise its call options over the shares held by those shareholders. The Group recognized a long-term derivative financial liability of ￦302,593 million (￦321,025 million and 320,984 million as of December 31, 2021 and 2020, respectively) for the rights prescribed in the shareholders’ agreement as of December 31, 2022.

The fair value of SK Broadband Co., Ltd.’s common stock was estimated using
5-year
projected cash flows discounted at 6.7% per annum. The fair value of the derivative financial liability was determined by using the Binomial Model based on various assumptions including the price of common stock and its price fluctuations. The significant unobservable inputs used in the fair value measurement and interrelationship between significant unobservable inputs and fair value measurement are as follows:

Significant unobservable inputs	Correlations between inputs and fair value measurements
Fair value of SK Broadband Co., Ltd.’s common stock	The estimated fair value of derivative financial liabilities would decrease (increase) if the fair value of common stock would increase (decrease)

Volatility of stock price	The estimated fair value of derivative financial liabilities would decrease (increase) if the volatility of stock price increase (decrease)

(4)
The Group has entered into the agreement with Newberry Global Limited, whereby the Group has been granted subscription right and contingent subscription right to acquire Newberry series-C
redeemable convertible preferred stock for the year ended December 31, 2020. The Group recognized derivative financial assets ￦13,136 (￦15,477 million as of December 31, 2021) million and ￦8,083 million (￦9,524 million as of December 31, 2021), respectively, for subscription right and contingent subscription right.

The fair value of Newberry
series-C
redeemable convertible preferred stock (“RCPS”) was estimated using the fair value of Newberry Global Limited’s common stock which was estimated by using market approach and its price fluctuations. The fair value of derivative financial asset was determined by using the Binomial Model based on various assumptions including the price of RCPS and its
v
olatility
. Meanwhile, if the fair value of RCPS, significant unobservable input used in the fair value measurement, increases (decreases), the estimated fair value of derivative financial asset would increase (decrease). If the volatility of stock price, significant unobservable input used in the fair value measurement, increases (decrease), the estimated fair value of derivative financial asset would increase (decrease).

(5)
The Parent Company has entered into the agreement with HAEGIN Co., Ltd., whereby the Parent Company has been granted contingent subscription right to acquire HAEGIN Co., Ltd.’s common stock for the year ended December 31, 2022. The Parent Company is able to exercise the right in accordance with the agreement when certain conditions are met and recognized long-term derivative financial assets of ￦6,895 million for the contingent subscription right as of December 31, 2022. The fair value of HAEGIN Co., Ltd.’s common stock was estimated using
5-year
projected cash flows discounted at 12% per annum. Meanwhile, if the fair value of HAEGIN Co., Ltd.’s common stock, significant unobservable input used in the fair value measurement, increases (decreases), the estimated fair value of derivative financial asset would increase (decrease). If the volatility of stock price, significant unobservable input used in the fair value measurement, increases (decreases), the estimated fair value of derivative financial asset would increase (decrease).

(6)
The fair value of derivative financial instruments to which the Group applies cash flow hedge is recorded in the consolidated financial statements as derivative financial assets, long-term derivative financial assets. As of December 31, 2022, details of fair values of the derivatives assets and liabilities are as follows:

(In millions of won and thousands of U.S. dollars)
Hedging instrument (Hedged item)	Cash flow hedge		Fair value
Current assets:
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	￦	44,365	44,365
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 500,000)		102,780	102,780
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 12,500)		164	164
Non-current assets:
Fixed-to-fixed cross currency swap (U.S dollar denominated bonds face value of USD 400,000)	￦	82,735	82,735
Floating-to-fixed cross currency interest rate swap (U.S dollar denominated bonds face value of USD 300,000)		37,107	37,107

	￦	267,151	267,151

(7)
The fair value of derivatives held for trading is recorded in the consolidated financial statements as derivative financial assets, long-term derivative financial assets and long-term derivative financial liabilities. As of December 31, 2022, details of fair values of the derivative assets and liabilities are as follows:

(In millions of won)
	Held for trading		Fair value
Current assets:
Contingent subscription right	￦	8,083	8,083
Subscription right		13,135	13,135

		21,218	21,218
Non-current assets:
Contingent subscription right		6,895	6,895
Total return swap		25,896	25,896

		32,791	32,791

	￦	54,009	54,009

Non-current liabilities:
Drag-along and call option rights	￦	(302,593)	(302,593)